Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of Auditor's Remuneration

	$ million
	2023	2022	2021
Fees in respect of the audit of the Consolidated and Parent Company Financial Statements, including audit of consolidation returns	42	45	39
Other audit fees, principally in respect of audits of accounts of subsidiaries	19	18	18
Total audit fees	61	63	57
Audit-related fees	3	3	3
Fees in respect of other non-audit services	2	3	3
Total	66	69	63